UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 12, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:      563,479,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ARCH WIRELESS INC.             CS               039392600     2819  1101069 SH       SOLE                  1101069
BANK UNITED LITIGATION RIGHTS  CS               065416117      110   920200 SH       SOLE                   920200
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
CHEVRON                        CS               166764100    28101   434668 SH       SOLE                   434668
COEUR DALENE MINES CORP        CS               192108108       40    28200 SH       SOLE                    28200
COMCAST CORP (VS.T)            CS               20030N200     2304    83922 SH       SOLE                    83922
COMCAST CORP CL A (NEW)        CS               20030N101     5505   192356 SH       SOLE                   192356
COMDISCO HOLDING COMPANY       CS               200334100    96401   730312 SH       SOLE                   730312
CONTINENTAL AIRLINES CL B      CS               210795308      688   134306 SH       SOLE                   134306
DEUTSHE TELEKOM VS (VSTR)      CS               251566105    10639   965398 SH       SOLE                   965398
DREYERS GRAND ICE CREAM INC    CS               261878102    24242   350323 SH       SOLE                   350323
FBR ASSET INVESTMENT           CS               30241E303      429    13000 SH       SOLE                    13000
FIRST ENERGY CORP              CS               337932107     8342   264810 SH       SOLE                   264810
HOUSEHOLD INTERNATIONAL        CS               441815107   101331  3594749 SH       SOLE                  3594749
MCLEOD PREFERRED STOCK         CS               582266805     1092   402849 SH       SOLE                   402849
NUCO                           CS               629428103      150    30000 SH       SOLE                    30000
PHARMACIA CORP                 CS               71713U102   253607  5856981 SH       SOLE                  5856981
PHILLIPS PETROLEUM             CS               718507106    23124   431411 SH       SOLE                   431411
QWEST COMMUNICATIONS           CS               749121109     2710   776508 SH       SOLE                   776508
VIACOM INC                     CS               925524100      785    21500 SH       SOLE                    21500
VIVENDI ADR                    CS               92851S105      929    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      131    20805 SH       SOLE                    20805
        							    563,479